Notes Payable and Long-Term Debt (Details) (USD $)	12 Months Ended			0 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 29, 2014	Sep. 27, 2014	Dec. 31, 2013	Jun. 29, 2013	Mar. 30, 2013	Oct. 24, 2014
Notes Payable and Long Term Debt
Maximum capacity	$ 250,000,000
Payments of long-term debt	91,403,000	53,756,000	43,947,000
Credit Agreement
Notes Payable and Long Term Debt
Payments of long-term debt				85,500,000
Credit Agreement | Interest expense.
Notes Payable and Long Term Debt
Fee for early payment					3,760,000
Notes payable to bank
Notes Payable and Long Term Debt
Notes payable to banks	75,524,000	67,699,000				67,699,000
Repayment term	1 year
Weighted average interest rate (as a percent)	14.34%	13.10%				13.10%
Committed bank line
Notes Payable and Long Term Debt
Maximum capacity	200,000,000
Letters of credit outstanding	10,000
Committed bank line | Foreign subsidiaries
Notes Payable and Long Term Debt
Notes payable to banks	0
Maximum capacity									50,000,000
Uncommitted bank lines
Notes Payable and Long Term Debt
Notes payable to banks	243,620,000
Letters of credit outstanding	1,534,000
Uncommitted bank lines | Foreign subsidiaries
Notes Payable and Long Term Debt
Notes payable to banks	75,524,000
Uncommitted bank lines | Foreign subsidiaries | South African Rand
Notes Payable and Long Term Debt
Notes payable to banks	33,421,000
Uncommitted bank lines | Foreign subsidiaries | Argentine pesos
Notes Payable and Long Term Debt
Notes payable to banks	28,383,000
Uncommitted bank lines | Seaboard | Foreign subsidiaries
Notes Payable and Long Term Debt
Notes payable to banks	193,620,000
IDRBs
Notes Payable and Long Term Debt
Payments of long-term debt						$ 18,000,000	$ 10,800,000	$ 13,000,000